UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-8644
Coventry Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH (Address of principal executive offices)	43219 (Zip code)
BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2007
Item 1. Reports to Stockholders.

The Fund seeks long-term capital appreciation through investments and advocacy that promote the American system of free enterprise.

Distributor Foreside Distributions Services, L.P. 100 Summer Street Boston, MA 02110	Annual Report Dated December 31, 2007

FREE ENTERPRISE ACTION FUND

This report must be preceded or accompanied by a prospectus of the Fund. The prospectus contains more complete information, including investment objective, risks, fees and expenses and should be read carefully before investing or sending any money.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-766-3960 or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Fund files a Form N-Q with the SEC no more than sixty days after the Fund’s first and third quarters of its fiscal year. Form N-Q includes a schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found on the SEC’s website at http://www.sec.gov. The Fund’s N-Q filings may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.

Free Enterprise Action Fund, like all mutual funds:
• Is NOT FDIC insured
• Has no bank guarantee
• May lose value

(This Page Intentionally Left Blank)

FREE ENTERPRISE ACTION FUND
Letter to Shareholders

FUND PERFORMANCE AND PORTFOLIO

The Free Enterprise Action Fund (“FEAOX”) returned 4.05% for the year ended 2007, as compared to a 5.49% return for the S&P 500 Index1. The FEAOX returned 6.03% since inception.

FEAOX’s investment strategy is targeted to track the broad market. Factors that drive and affect the broad market have similar effects on the FEAOX. In 2007, market and FEAOX performance are attributable to a strong economy and low inflation through the third quarter tempered by growing credit/liquidity concerns among financial service companies starting in the second half of the year.

GROWTH OF A $10,000 INVESTMENT

	One Year	Since Inception

Free Enterprise Action Fund[2]	4.05%	6.03%
Gross Expense Ratio[3]	5.85%

Past performance does not guarantee future results.  The performance data quoted represents past performance and current returns may be higher or lower. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance information assumes reinvestment of dividends and capital gain distributions. During the period shown, the adviser waived and reimbursed certain expenses, in the absence of which, performance would have been lower. To obtain performance information current to the most recent month end, please call 1-800-766-3960 or visit the Free Enterprise Action Fund’s website on the Internet at www.freeenterpriseactionfund.com.

[1]	The S&P 500 Index consists of 500 common stocks chosen for market size, liquidity and industry representation, among other factors and is a measure of the U.S. stock market as a whole. The S&P 500 Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment advisory fees and administration fees, or a deduction of taxes on fund distributions. Investors cannot invest directly in an Index, although they can invest in the underlying securities.
[2]	Performance information is based on a Net Expense Ratio of 1.75%. The Net Expense Ratio reflects contractual fee waivers and expense reimbursements.
[3]	The above expense ratio is from the Fund’s prospectus dated May 1, 2007. Additional information pertaining to the Fund’s expense ratios as of December 31, 2007 can be found in the financial highlights. Investment performance reflects contractual fee waivers in effect from May 1, 2007, which may be discontinued at any time. Without these fee waivers, the performance would have been lower. Excluding the indirect costs of investing in Acquired Funds, Total Fund Operating Expenses after the Distributor’s fee waiver would be 5.79%.

FREE ENTERPRISE ACTION FUND
Letter to Shareholders, continued

The FEAOX owns common stock in about 450 of the companies in the S&P 500. As of December 31, the net assets of the FEAOX was approximately $12.16 million, representing an increase of approximately 36% from the prior quarter. The FEAOX’s “Top Ten” holdings as of December 31, based on total investments, appear in the table below.

Top Ten Holdings (as a percentage of total investments)*
As of December 31, 2007

Exxon Mobil Corp.	4.19%
General Electric Co.	2.93%
Microsoft Corp.	2.32%
AT&T	1.97%
Procter & Gamble Co.	1.77%
Chevron Corp.	1.56%
Johnson & Johnson	1.48%
Bank of America Corp.	1.42%
Apple Computer, Inc.	1.31%
Cisco Systems	1.26%

* The Fund’s composition is subject to change.

Sector Diversification (as a percentage of total investments)*
As of December 31, 2007

Energy	13.2%
Financial Services	12.4%
Industrial Materials	10.8%
Healthcare	10.1%
Consumer Goods	8.6%
Hardware	8.5%
Consumer Services	6.7%
Telecommunications	5.9%
Short-Term Investments	5.8%
Business Services	5.3%
Software	4.2%
Utilities	3.3%
Media	2.6%
Transportation	2.6%

Total	100.0%

* The Fund’s composition is subject to change.

The Fund’s schedule of portfolio investments as of December 31, 2007 is attached.

FUND ADVOCACY

The FEAOX’s advocacy efforts are directed at promoting shareholder value over the long-term and defending the American system of free enterprise.

Fourth Quarter 2007

Fund advocacy activities for the quarter included advocating shareholder proposals/issues at the following companies:

•	Goldman Sachs, Lehman Brothers/Environmental Sustainability

•	Bank of America, Citigroup/Equator Principles

•	Alcoa, Caterpillar, ConocoPhillips, Dow Chemical, Dupont, Exelon, Ford, Florida Power & Light, General Electric, Johnson & Johnson, PepsiCo, PG&E, Wal-Mart/Global Warming

•	Charles Schwab & Co., ExxonMobil/Nuisance Shareholders

The FEAOX attracted interest from the media during Q4 2007 including:

•	Blame Bush Coalition Focuses on Economy, The New York Sun, November 30, 2007

•	SEC urged to offer climate disclosure guidance, Pensions and Investments, November 26, 2007

FREE ENTERPRISE ACTION FUND
Letter to Shareholders, continued

•	WAL-MART’S ORGY OF CORPORATE SELF-SATISFACTION, Guardian Unlimited, November 14, 2007
Climate disclosures inadequate, critics say; But risks are still unknown, and regulatory landscape is uncertain, Investment News, November 12, 2007

•	Procter meeting draws praise, heckles, Dayton Business Journal (Ohio), October 9, 2007

Third Quarter 2007

The FEAOX’s advocacy efforts are directed at promoting shareholder value over the long-term and defending the American system of free enterprise.

Fund advocacy activities for the quarter included advocating shareholder proposals/issues at the following companies:

•	FedEx/Global Warming

•	Caterpillar/Global Warming

The FEAOX attracted interest from the media during Q3 2007 including:

•	Mark Skousen’s Forecast & Strategies, Your Voice of Liberty in the Boardroom: Invest in the Free Enterprise Action Fund, September 2007

•	The Wall Street Journal, A Call to Activism: Do More Than Just ‘Commemorate’ Milton Friedman’s Ideas, August 8, 2007

•	Pensions Week, Industry watch: Governance — A backlash against do-gooder investing, September 10, 2007

•	American Business Law Journal, Corporate Citizenship and Trustworthy Capitalism: Cocreating a More Peaceful Planet, Summer 2007

•	Inside Energy with Federal Lands, Energy company stockholders demanding action on climate, investment firm says, August 20, 2007

•	Connecticut Post, Questions about state’s lesser-known fiscal stewards, July 28, 2007

Second Quarter 2007

Fund advocacy activities for the quarter included advocating shareholder proposals/issues at the following companies:

•	General Electric/Global Warming

•	Dupont/Global Warming

•	Lehman Brothers/Global Warming

•	Wal-Mart/Business Social Responsibility Report

•	GE, Wal-Mart and Home Depot/Warning labels on compact fluorescent lightbulbs

•	Goldman Sachs/Resignation of director Lord Browne

•	Procter & Gamble/Business Sustainability Report

•	FedEx/Global Warming

•	Caterpillar/Global Warming

The FEAOX attracted interest from the media during Q2 2007 including:

•	Greenwire, Free-marketeers urge Caterpillar to leave carbon-cap coalition, June 12, 2007-07-12

FREE ENTERPRISE ACTION FUND
Letter to Shareholders, continued

•	Guardian (UK), WAL-MART’S ORGY OF CORPORATE SELF-SATISFACTION, June 4, 2007

•	Financial Executive, Banking gets greener: not that long ago, banks were minor actors on the climate-change stage. Now, they are stepping up with major commitments and far-reaching goals; SOCIAL RESPONSIBILITY; Bank of America Corp., June 1, 2007

•	Arkansas Democrat-Gazette, Shareholders to prod Wal-Mart Politically polar proposals likely to fail, but not 2 company offerings, May 31, 2007

•	American Banker, While Green Is Clearly In, Shades and Styles Vary, May 9, 2007

•	CNN, Glenn Beck, May 1, 2007

•	CNBC, Larry Kudlow, April 30, 2007

•	Money Management Executive, Week in Review, April 30, 2007

•	Wall Street Journal, If Greens Persist, That Incandescent Glow May Flicker and Dim, April 25, 2007

•	Associated Press, CEO expresses frustration at GE stock performance, April 25, 2007

•	Associated Press, DuPont shareholders reject accountability proposals, April 25, 2007

•	CNBC, Larry Kudlow, April 20, 2007

•	The News-Journal (Wilmington, DE), Protesters greet Coca-Cola executives at annual meeting, April 19, 2007

•	Washington Times, Court ruling on greenhouse gases boosts ‘cap and trade’, April 16, 2007

•	Building, Apocalypse Cow, April 12, 2007

•	The Globe and Mail, N.Y. official seeks Wal-Mart probe over ‘illegal surveillance’; Newspaper report accuses retailer of spying on shareholders in proxy vote, April 11, 2007

•	Daily Telegraph (UK), Wal-Mart apologises for spying plan, April 6, 2007

•	Associated Press, Wal-Mart shareholders spooked by ‘threat’ memo, April 5, 2007

•	CNNMoney.com, Wal-Mart says sorry, this time to shareholders, April 5, 2007

•	Wall Street Journal, Wal-Mart apologizes to shareholder groups, April 5, 2007

First Quarter 2007

Fund advocacy activities for the quarter included:

•	Goldman Sachs/Environmental Sustainability

•	General Electric, Hewlett-Packard/Global Warming

•	Bear Stearns, Morgan Stanley, Lehman Brothers/Sarbanes-Oxley

•	Wal-Mart/defense of free enterprise

The FEAOX has attracted interest from the media during Q1 2007 including:

•	Daily Telegraph (UK), Wal-Mart apologizes for spying plan, April 6, 2007

•	Associated Press, Wal-Mart shareholders spooked by ‘threat’ memo, April 5, 2007

•	CNNMoney.com, Wal-Mart says sorry, this time to shareholders, April 5, 2007

FREE ENTERPRISE ACTION FUND
Letter to Shareholders, continued

•	Wall Street Journal, Wal-Mart apologizes to shareholder groups, April 5, 2007

•	The Independent (UK), Shareholders urge Browne to stand down from Goldman Sachs, March 28, 2007

•	The Globe and Mail (Canada), Love of green fuels Goldman purchases, March 27, 2007

•	Greenwire, Shareholders to challenge Goldman Sachs’ green choices, March 27, 2007

•	Wall Street Journal, Goldman’s green streak is questioned as two investors seek focus on profit, March 27, 2007

•	Fort Worth Star-Telegram, TXU buyout to bring lower rates, February 27, 2007

•	CNBC (After the Bell), TXU Buyout, February 26, 2007

•	CNBC (Squawkbox), Giving away shareholder value, February 26, 2007

•	Inside Energy, Group opposed to carbon caps forces GE to put resolution to shareholders, February 19, 2007

•	Pensions and Investments, Social responsibility, February 19, 2007

•	The Times (UK), Black day for GE’s green stand, February 18, 2007

•	Associated Press, Environmentalist shareholders name 10 corporate laggards on global warming, February 12, 2007

•	Business Week, A Mutual Fund That Plays Politics, February 5, 2007

•	CNBC (Kudlow & Co.), Global Warming Debate, February 2, 2007

•	CNBC (Squawkbox), Political Donations and the Bottom Line, February 1, 2007

•	New York Sun, Earth First Radicals Bully CEOs, January 30, 2007

•	CNBC (Squawkbox), Green Investing, January 24, 2007

•	New York Times, A Cultural Gulf That You Can Invest In, January 7, 2007

LOOKING AHEAD TO 2008

The Free Enterprise Action Fund is looking forward to a productive 2008. In terms of investment performance, we intend to continue holding our diversified portfolio of large-cap companies and managing the portfolio so as to produce a market-based return. In terms of advocacy, we are looking forward to our fourth shareholder proxy season.

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
December 31, 2007

	Shares	Value

Common Stocks — 94.3%
Advertising— 0.1%
Interpublic Group of Companies, Inc.*	376	$3,049
Omnicom Group, Inc.	288	13,689

		16,738
Aerospace & Defense — 2.2%
Boeing Co.	727	63,583
General Dynamics Corp.	367	32,659
Goodrich Corp.	106	7,485
Lockheed Martin Corp.	321	33,788
Northrop Grumman Corp.	312	24,536
Raytheon Co.	409	24,826
Rockwell Collins, Inc.	143	10,292
United Technologies Corp.	914	69,958

		267,127
Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	595	27,626
Monsanto Co.	493	55,063

		82,689
Airlines— 0.1%
Southwest Airlines Co.	665	8,113

Apparel/Footwear — 0.4%
Coach, Inc.*	311	9,510
Gap, Inc.	451	9,597
Limited Brands, Inc.	286	5,414
NIKE, Inc. — Class B	345	22,163
V.F. Corp.	75	5,150

		51,834

Automotive — 0.7%
AutoZone, Inc.*	44	5,276
Cummins, Inc.	88	11,209
Ford Motor Co.*	1,590	10,701
General Motors Corp.	515	12,818
Genuine Parts Co.	145	6,713
Johnson Controls, Inc.	540	19,462
PACCAR, Inc.	338	18,414
WABCO Holdings, Inc.	49	2,454

		87,047
Banks— 7.3%
Banco Bilbao Vizcaya Argentaria, S.A.	123	2,983
Bank of America Corp.	4,193	173,003
Bank of New York Mellon Corp.	1,031	50,272
BB&T Corp.	488	14,967
Citigroup, Inc.	4,580	134,835
Comerica, Inc.	135	5,877
Commerce Bancorp, Inc.	158	6,026
Fifth Third Bancorp	505	12,691
First Horizon National Corp.	105	1,906
Huntington Bancshares, Inc.	201	2,967
JPMorgan Chase & Co.	3,207	139,985
KeyCorp	341	7,996
M&T Bank Corp.	66	5,384
National City Corp.	513	8,444
Northern Trust Corp.	158	12,100
PNC Financial Services Group, Inc.	273	17,922
Regions Financial Corp.	657	15,538
State Street Corp.	310	25,172
SunTrust Banks, Inc.	328	20,497
Synovus Financial Corp.	272	6,550
U.S. Bancorp	1,603	50,879
Wachovia Corp.	1,778	67,617
Wells Fargo & Co.	3,133	94,585
Zions Bancorp	89	4,155

		882,351

Biotechnology — 1.0%
Amgen, Inc.*	1,050	48,762
Biogen Idec, Inc.*	289	16,450
Genzyme Corp.*	221	16,451
Gilead Sciences, Inc.*	836	38,464

		120,127
Brokerage Services — 2.0%
Bear Stearns Companies, Inc.	101	8,913
Charles Schwab Corp.	928	23,711
Goldman Sachs Group, Inc.	402	86,450
Lehman Brothers Holdings, Inc.	487	31,869
Merrill Lynch & Company, Inc.	809	43,427
Morgan Stanley	978	51,942

		246,312

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
December 31, 2007

	Shares	Value

Common Stocks — (continued)
Building Materials — 0.2%
Masco Corp.	335	$7,240
Trane, Inc.	148	6,913
Vulcan Materials Co.	81	6,406

		20,559

Casino Services — 0.2%
Harrah’s Entertainment, Inc.	157	13,934
International Game Technology, Inc.	287	12,608

		26,542

Chemicals — 0.8%
Dow Chemical Co.	873	34,414
E.I. du Pont de Nemours & Co.	831	36,639
Eastman Chemical Co.	70	4,276
Ecolab, Inc.	151	7,733
PPG Industries, Inc.	139	9,762
Rohm & Haas Co.	121	6,421

		99,245

Commercial Services — 0.1%
Cintas Corp.	116	3,900
Paychex, Inc.	287	10,395

		14,295
Computer Software & Services — 4.2%
Adobe Systems, Inc.*	522	22,305
Affiliated Computer Services, Inc.*	98	4,420
Autodesk, Inc.*	197	9,803
Automatic Data Processing, Inc.	505	22,488
BMC Software, Inc.*	172	6,130
CA, Inc.	347	8,658
Citrix Systems, Inc.*	155	5,891
Cognizant Technology Solutions Corp. - Class A*	240	8,146
Electronic Arts, Inc.*	259	15,128
Fiserv, Inc.*	147	8,157
Intuit, Inc.*	291	9,198
Metavante Technologies, Inc.*	71	1,656
Microsoft Corp.	7,938	282,593
Oracle Corp.*	3,659	82,620
SanDisk Corp.*	189	6,269
Sun Microsystems, Inc.*	742	13,443
Teradata Corp.*	153	4,194

		511,099
Computers & Peripherals — 5.8%
Apple Computer, Inc.*	802	158,860
Cisco Systems, Inc.*	5,665	153,352
Computer Sciences Corp.*	146	7,223
Dell, Inc.*	2,068	50,687
Electronic Data Systems Corp.	436	9,038
EMC Corp.*	2,055	38,079
Hewlett-Packard Co.	2,510	126,705
IBM Corp.	1,387	149,935
NCR Corp.*	153	3,840
Network Appliance, Inc.*	313	7,812

		705,531

Construction — 0.1%
D. R. Horton, Inc.	231	3,042
Fluor Corp.	75	10,929

		13,971

Consumer Products — 2.7%
Avon Products, Inc.	377	14,903
Colgate-Palmolive Co.	470	36,641
Fortune Brands, Inc.	128	9,262
Kimberly-Clark Corp.	412	28,568
Newell Rubbermaid, Inc.	233	6,030
Procter & Gamble Co.	2,936	215,561
The Clorox Co.	128	8,342
The Estee Lauder Companies, Inc. — Class A	108	4,710

		324,017
Containers — 0.0%
Ball Corp.	87	3,915
Cruise Lines — 0.2%
Carnival Corp.	404	17,974
Diversified Manufacturing Operations — 5.0%
3M Co.	678	57,169
Cooper Industries Ltd. — Class A	156	8,249

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
December 31, 2007

	Shares	Value

Common Stocks — (continued)
Diversified Manufacturing Operations — (continued)
Danaher Corp.	200	$17,548
Dover Corp.	173	7,974
Eaton Corp.	127	12,313
General Electric Co.	9,606	356,094
Honeywell International, Inc.	737	45,377
Illinois Tool Works, Inc.	384	20,559
Ingersoll-Rand Company Ltd. — Class A	270	12,547
ITT Industries, Inc.	156	10,302
Parker Hannifin Corp.	153	11,522
Precision Castparts Corp.	117	16,228
Textron, Inc.	212	15,116
Tyco International Ltd.	455	18,041

		609,039

Electronics — 0.8%
Agilent Technologies, Inc.*	344	12,639
Emerson Electric Co.	737	41,758
Harman International Industries, Inc.	54	3,980
L-3 Communications Holdings, Inc.	105	11,124
Rockwell Automation, Inc.	148	10,206
Tyco Electronics Ltd.	425	15,780
W.W. Grainger, Inc.	63	5,514

		101,001
Financial Services — 2.3%
AMBAC Financial Group, Inc.	88	2,268
American Express Co.	1,101	57,274
Ameriprise Financial, Inc.	206	11,353
Capital One Financial Corp.	376	17,770
CIT Group, Inc.	168	4,037
CME Group, Inc.	34	23,324
Countrywide Financial Corp.	714	6,383
Discover Financial Services	451	6,801
E*TRADE Financial Corp.*	362	1,285
Equifax, Inc.	108	3,927
Fannie Mae	891	35,622
Fidelity National Information Services, Inc.	137	5,698
Franklin Resources, Inc.	151	17,279
Freddie Mac	628	21,396
Guaranty Financial Group, Inc.*	30	480
H&R Block, Inc.	271	5,033
Janus Capital Group, Inc.	174	5,716
Legg Mason, Inc.	111	8,120
Marshall & Ilsley Corp.	213	5,640
MBIA, Inc.	113	2,105
Moody’s Corp.	199	7,104
SLM Corp.	374	7,532
T. Rowe Price Group, Inc.	222	13,515
Western Union Co.	646	15,685

		285,347
Food & Beverages — 3.4%
Anheuser-Busch Companies., Inc.	698	36,533
Brown-Forman Corp. — Class B	67	4,965
Campbell Soup Co.	193	6,896
Coca-Cola Co.	1,886	115,744
Coca-Cola Enterprises, Inc.	232	6,039
ConAgra Foods, Inc.	429	10,206
General Mills, Inc.	316	18,012
H.J. Heinz Co.	279	13,024
Hershey Foods Corp.	147	5,792
Kellogg Co.	211	11,063
Kraft Foods, Inc. — Class A	1,322	43,137
PepsiCo, Inc.	1,500	113,850
Sara Lee Corp.	637	10,230
The Pepsi Bottling Group, Inc.	115	4,538
Wm. Wrigley Jr. Co.	206	12,061

		412,090
Food Distributors, Supermarkets & Wholesalers — 0.5%
Kroger Co.	654	17,468
Safeway, Inc.	374	12,795
SUPERVALU, Inc.	177	6,641
Sysco Corp.	559	17,446
Whole Foods Market, Inc.	121	4,937

		59,287
Forest Products & Paper — 0.3%
International Paper Co.	385	12,466
MeadWestvaco Corp.	154	4,820
Temple-Inland, Inc.	90	1,877
Weyerhaeuser Co.	206	15,190

		34,353

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
December 31, 2007

	Shares	Value

Common Stocks — (continued)
Health Care — 1.9%
Aetna, Inc.	488	$28,172
Coventry Health Care, Inc.*	132	7,821
Express Scripts, Inc.*	232	16,936
Humana, Inc.*	139	10,468
McKesson Corp.	251	16,443
Medco Health Solutions, Inc.*	261	26,465
UnitedHealth Group, Inc.	1,222	71,121
WellPoint, Inc.*	559	49,041

		226,467
Homebuilders — 0.0%
Centex Corp.	101	2,551
Hotels & Motels — 0.2%
Marriott International, Inc. — Class A	290	9,912
Starwood Hotels & Resorts Worldwide, Inc.	183	8,057
Wyndham Worldwide Corp.	169	3,982

		21,951
Household Appliances — 0.0%
Whirlpool Corp.	66	5,388
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	185	18,247
Praxair, Inc.	293	25,992

		44,239
Instruments — Scientific — 0.3%
Applera Corp. — Applied Biosystems Group	155	5,258
Thermo Fisher Scientific, Inc.*	372	21,457
Waters Corp.*	87	6,879

		33,594
Insurance — 4.3%
ACE Ltd.	274	16,928
AFLAC, Inc.	449	28,121
Allstate Corp.	566	29,562
American International Group, Inc.	2,418	140,969
Aon Corp.	263	12,542
Chubb Corp.	371	20,249
CIGNA Corp.	261	14,024
Cincinnati Financial Corp.	146	5,773
Genworth Financial, Inc. — Class A	382	9,722
Hartford Financial Services Group, Inc.	279	24,326
Lincoln National Corp.	243	14,147
Loews Corp.	412	20,740
Marsh & McLennan Companies, Inc.	465	12,309
MetLife, Inc.	690	42,518
MGIC Investment Corp.	70	1,570
Principal Financial Group, Inc.	228	15,695
Progressive Corp.	650	12,454
Prudential Financial, Inc.	436	40,565
SAFECO Corp.	88	4,900
The Travelers Companies, Inc.	622	33,464
Torchmark Corp.	84	5,085
Unum Group	289	6,875
XL Capital Ltd. — Class A	152	7,647

		520,185
Internet Business Services — 0.9%
Amazon.com, Inc.*	285	26,402
eBay, Inc.*	1,060	35,182
IAC/InterActiveCorp*	189	5,088
Juniper Networks, Inc.*	478	15,870
Symantec Corp.*	824	13,299
VeriSign, Inc.*	208	7,823

		103,664
Machinery — 0.7%
Caterpillar, Inc.	587	42,593
Deere & Co.	417	38,831

		81,424
Medical — Drugs — 4.8%
Abbott Laboratories	1,392	78,161
Allergan, Inc.	256	16,445
Barr Pharmaceuticals, Inc.*	90	4,779
Bristol-Myers Squibb Co.	1,786	47,365
Celgene Corp.*	338	15,619
Eli Lilly & Co.	894	47,731
Forest Laboratories, Inc.*	269	9,805
Hospira, Inc.*	131	5,586

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
December 31, 2007

	Shares	Value

Common Stocks — (continued)
Medical — Drugs — (continued)
King Pharmaceuticals, Inc.*	208	$2,130
Merck & Company, Inc.	2,030	117,963
Pfizer, Inc.	6,682	151,882
PharMerica Corp.*	14	194
Schering-Plough Corp.	1,357	36,150
Wyeth	1,236	54,619

		588,429

Medical Information Systems — 0.0%
IMS Health, Inc.	170	3,917

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings*	106	8,006
Quest Diagnostics, Inc.	135	7,142

		15,148
Medical Products — 3.3%
AmerisourceBergen Corp.	168	7,538
Baxter International, Inc.	596	34,598
Becton Dickinson & Co.	207	17,301
Boston Scientific Corp.*	998	11,607
C.R. Bard, Inc.	87	8,248
Cardinal Health, Inc.	364	21,021
Covidien Ltd.	455	20,152
Johnson & Johnson	2,702	180,223
Medtronic, Inc.	1,039	52,230
St. Jude Medical, Inc.*	297	12,070
Stryker Corp.	251	18,755
Zimmer Holdings, Inc.*	204	13,495

		397,238
Metals & Mining — 0.7%
Alcoa, Inc.	794	29,021
Freeport-McMoRan Copper & Gold, Inc. — Class B	313	32,064
Newmont Mining Corp.	381	18,604
Patriot Coal Corp.*	22	918

		80,607

Motorcycles — 0.1%
Harley-Davidson, Inc.	223	10,416

Multimedia — 2.4%
CBS Corp. — Class B	658	17,931
Citadel Broadcasting Corp.	134	276
Clear Channel Communications, Inc.	419	14,464
Comcast Corp. — Class A*	2,739	50,014
News Corp. — Class A	2,111	43,254
The DIRECTV Group, Inc.*	646	14,936
The E.W. Scripps Co. — Class A	70	3,151
Time Warner, Inc.	3,722	61,450
Viacom, Inc. — Class B*	597	26,220
Walt Disney Co.	1,871	60,396

		292,092
Newspapers — 0.1%
Gannett Co., Inc.	199	7,761
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc.	492	16,074
Office Equipment & Supplies — 0.3%
Avery Dennison Corp.	78	4,145
Office Depot, Inc.*	238	3,311
Pitney Bowes, Inc.	188	7,151
Staples, Inc.	614	14,165
Xerox Corp.*	825	13,357

		42,129
Oil & Gas — 11.9%
Anadarko Petroleum Corp.	421	27,655
Apache Corp.	300	32,262
Baker Hughes, Inc.	297	24,087
BJ Services Co.	254	6,162
Chesapeake Energy Corp.	327	12,818
ChevronTexaco Corp.	2,030	189,460
ConocoPhillips	1,524	134,569
Devon Energy Corp.	405	36,009
El Paso Corp.	583	10,051
EOG Resources, Inc.	206	18,385
Exxon Mobil Corp.	5,438	509,486
Halliburton Co.	922	34,953
Hess Corp.	208	20,979
Marathon Oil Corp.	649	39,498
Murphy Oil Corp.	158	13,405
Nabors Industries Ltd.*	266	7,286
National-Oilwell Varco, Inc.*	296	21,744

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
December 31, 2007

	Shares	Value

Common Stocks — (continued)
Oil & Gas — (continued)
Noble Corp.	230	$12,997
Occidental Petroleum Corp.	780	60,052
Schlumberger Ltd.	1,100	108,207
Smith International, Inc.	169	12,481
Sunoco, Inc.	106	7,679
Transocean, Inc.*	203	29,031
Valero Energy Corp.	553	38,727
Weatherford International, Ltd.*	291	19,963
XTO Energy, Inc.	420	21,571

		1,449,517
Paints & Coatings — 0.0%
Sherwin-Williams Co.	96	5,572
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	243	5,314
Pipelines — 0.3%
Questar Corp.	144	7,790
Spectra Energy Corp.	527	13,607
Williams Companies, Inc.	502	17,962

		39,359
Printing & Publishing — 0.2%
McGraw-Hill Companies, Inc.	321	14,063
R.R. Donnelley & Sons Co.	181	6,831

		20,894
Railroads — 0.8%
Burlington Northern Santa Fe Corp.	322	26,800
CSX Corp.	403	17,724
Norfolk Southern Corp.	345	17,402
Union Pacific Corp.	244	30,651

		92,577

Real Estate — 0.0%
CB Richard Ellis Group, Inc. — Class A*	155	3,340

Real Estate Investment Trusts — 0.7%
Boston Properties, Inc.	97	8,905
Equity Residential	245	8,935
Forestar Real Estate Group, Inc.*	30	708
Kimco Realty Corp.	185	6,734
Plum Creek Timber Company, Inc.	152	6,998
ProLogis	208	13,183
Public Storage, Inc.	103	7,561
Simon Property Group, Inc.	202	17,546
Vornado Realty Trust	104	9,147

		79,717
Restaurants — 0.8%
Darden Restaurants, Inc.	123	3,408
McDonald’s Corp.	1,107	65,213
Starbucks Corp.*	637	13,040
Yum! Brands, Inc.	460	17,604

		99,265
Retail — 3.6%
Bed Bath & Beyond, Inc.*	238	6,995
Best Buy Company, Inc.	344	18,112
Costco Wholesale Corp.	420	29,299
CVS Corp.	1,397	55,531
Family Dollar Stores, Inc.	127	2,442
Home Depot, Inc.	1,843	49,650
J.C. Penney Company, Inc.	188	8,270
Kohl’s Corp.*	296	13,557
Lowe’s Companies, Inc.	1,393	31,510
Macy’s, Inc.	460	11,900
Nordstrom, Inc.	193	7,089
Sears Holding Corp.*	70	7,144
Target Corp.	780	39,000
Tiffany & Co.	115	5,293
TJX Companies, Inc.	381	10,946
Wal-Mart Stores, Inc.	2,129	101,191
Walgreen Co.	914	34,805

		432,734
Savings & Loans — 0.1%
Sovereign Bancorp, Inc.	301	3,431
Washington Mutual, Inc.	865	11,773

		15,204
Schools — 0.1%
Apollo Group, Inc. — Class A*	119	8,348
Semiconductors — 2.4%
Advanced Micro Devices, Inc.*	459	3,443
Altera Corp.	304	5,873
Analog Devices, Inc.	300	9,510

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
December 31, 2007

	Shares	Value

Common Stocks — (continued)
Semiconductors — (continued)
Applied Materials, Inc.	1,266	$22,484
Broadcom Corp. — Class A*	398	10,404
Intel Corp.	5,340	142,364
KLA-Tencor Corp.	169	8,139
Linear Technology Corp.	257	8,180
Maxim Integrated Products, Inc.	273	7,229
Micron Technology, Inc.*	625	4,531
National Semiconductor Corp.	253	5,728
NVIDIA Corp.*	447	15,207
Texas Instruments, Inc.	1,373	45,858
Xilinx, Inc.	289	6,321

		295,271
Staffing — 0.0%
Robert Half International, Inc.	144	3,894
Steel — 0.3%
Allegheny Technologies, Inc.	86	7,430
Nucor Corp.	260	15,397
United States Steel Corp.	104	12,575

		35,402
Telecommunications — 3.7%
AT&T, Inc.	5,777	240,092
CenturyTel, Inc.	97	4,022
Citizens Communications Co.	272	3,462
Corning, Inc.	1,431	34,330
Embarq Corp.	126	6,241
Qwest Communications International, Inc.*	1,341	9,400
Sprint Nextel Corp.	2,685	35,254
Verizon Communications, Inc.	2,684	117,264
Windstream Corp.	399	5,195

		455,260
Tobacco — 1.3%
Altria Group, Inc.	1,938	146,474
Reynolds American, Inc.	136	8,970
UST, Inc.	136	7,453

		162,897
Tools — Hand Held — 0.0%
Black & Decker Corp.	57	3,970
Toys — 0.1%
Hasbro, Inc.	137	3,504
Mattel, Inc.	320	6,093

		9,597
Transportation Services — 0.8%
FedEx Corp.	281	25,057
United Parcel Service, Inc. — Class B	978	69,164

		94,221
Utilities — Electric — 3.2%
AES Corp.*	560	11,978
Allegheny Energy, Inc.	139	8,842
Ameren Corp.	174	9,433
American Electric Power Company, Inc.	331	15,411
CenterPoint Energy, Inc.	264	4,522
CONSOL Energy, Inc.	155	11,086
Consolidated Edison, Inc.	209	10,210
Constellation Energy Group	152	15,585
Dominion Resources, Inc.	631	29,941
DTE Energy Co.	149	6,550
Duke Energy Corp.	1,128	22,752
Edison International	276	14,730
Entergy Corp.	188	22,470
Exelon Corp.	605	49,392
FirstEnergy Corp.	294	21,268
FPL Group, Inc.	366	24,767
Peabody Energy Corp.	224	13,807
PG&E Corp.	294	12,668
PPL Corp.	321	16,721
Progress Energy, Inc.	215	10,412
Public Service Enterprise Group, Inc.	228	22,399
Southern Co.	675	26,156
Xcel Energy, Inc.	343	7,742

		388,842
Utilities — Natural Gas — 0.1%
Sempra Energy	221	13,675

continued

FREE ENTERPRISE ACTION FUND
Schedule of Portfolio Investments
December 31, 2007

	Shares	Value

Common Stocks — (continued)
Web Portals/ISP — 1.4%
Google, Inc. — Class A*	206	$142,445
Yahoo!, Inc.*	1,146	26,656

		169,101
Wireless Communications — 0.8%
Motorola, Inc.	2,220	35,609
QUALCOMM, Inc.	1,505	59,222

		94,831
Total Common Stocks (Cost $10,340,100)		11,472,679
Short-Term Investments — 5.8%
Huntington Money Market Fund	705,035	705,035

Total Short-Term Investments (Cost $705,035)		705,035

Total Investments (Cost $11,045,135)(a) — 100.1%		12,177,714

Liabilities in Excess of Other Assets — (0.1)%		(14,611)

Net Assets — 100.0%		$12,163,103

(a)	Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,958,945
Unrealized depreciation	(828,028)

Net Realized appreciation	$1,130,917

* Non-income producing security.

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Statement of Assets and Liabilities
December 31, 2007

Assets:
Investments in securities, at value (cost $11,045,135)	$12,177,714
Dividends receivable	18,916
Prepaid expenses	4,666

Total Assets	12,201,296

Liabilities:
Payable to Adviser	8,619
Administration fees	863
Chief Compliance Officer fees	1,250
Transfer agent fees	5,461
Trustee fees	330
Other accrued expenses	21,670

Total Liabilities	38,193

Net Assets	$12,163,103

Net Assets Consist of:
Capital	$11,077,835
Accumulated net investment loss	(3,844)
Accumulated net realized loss on investments	(43,467)
Net unrealized appreciation on investments	1,132,579

Net Assets	$12,163,103

Shares Issued and Outstanding (Authorized unlimited number of shares with no par value)	1,038,463

Net Asset Value — Offering and Redemption Price per Share	$11.71

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Statement of Operations
Year Ended December 31, 2007

Investment Income:
Dividends	$241,617

Total Investment Income	241,617

Expenses:
Investment advisory fees	143,861
Administration fees	45,000
Chief Compliance Officer fees	11,659
Accounting fees	55,646
Audit fees	15,304
Legal fees	12,386
Registration and filing fees	20,506
Printing fees	17,095
Transfer agent fees	33,343
Trustees’ fees	1,515

Total Expenses	356,315

Expenses waived by the Adviser	(143,861)
Expenses reimbursed by the Adviser	(10,889)

Net Expenses	201,565

Net Investment Income	40,052

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on written options transactions	22,800
Net realized gain on investment transactions and purchased option contracts	21,398
Change in unrealized depreciation of written call options	(17,400)
Change in unrealized appreciation on investments and purchased option contracts	335,143

Net Realized and Unrealized Gain/(Loss) on Investments	361,941

Change in Net Assets Resulting from Operations	$401,993

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2007	December 31, 2006

Change in Net Assets:
Operations:
Net investment income	$40,052	$7,169
Net realized gain/(loss) on investment transactions, purchased option contracts and written call options	44,198	(54,873)
Change in unrealized appreciation on investments, purchased option contracts and written call options	317,743	689,538

Change in net assets from operations	401,993	641,834

Dividends to Shareholders:
From net investment income	(39,802)	(6,980)
Tax return of capital	—	(217)

Change in net assets from shareholder distributions	(39,802)	(7,197)

Capital Transactions:
Proceeds from shares issued	2,853,278	3,510,500
Dividends reinvested	35,733	6,265
Cost of shares redeemed	(29,425)	(4,759)

Change in net assets from capital transactions	2,859,586	3,512,006

Change in Net Assets	3,221,777	4,146,643

Net Assets:
Beginning of year	8,941,326	4,794,683

End of year	$12,163,103	$8,941,326

Accumulated Net Investment Loss	$(3,844)	$(4,171)

Share Transactions:
Issued	245,952	321,422
Reinvested	2,995	552
Redeemed	(2,497)	(460)

Change in fund shares	246,450	321,514

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Financial Highlights

	Year Ended	Year Ended	March 1, 2005(a) to
(For a share outstanding throughout the periods indicated)	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value, Beginning of Period	$11.29	$10.19	$10.00

Investment Activities:
Net investment income/(loss)	0.05	0.01	(0.02)
Net realized and unrealized gain on investments and options	0.41	1.10	0.25

Total from investment activities	0.46	1.11	0.23

Distributions:
Net investment income	(0.04)	(0.01)	—	(b)
Net realized gains	—	—	(0.04)
Return of capital	—	— (b)	—

Total distributions	(0.04)	(0.01)	(0.04)

Change in Net Asset Value per Share	0.42	1.10	0.19

Net Asset Value, End of Period	$11.71	$11.29	$10.19

Total Return	4.05%	10.88%	2.32	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000’s omitted)	$12,163	$8,941	$4,795
Ratio of net expenses to average net assets	1.75%	1.82%	2.00	%(d)
Ratio of total expenses to average net assets(e)	3.09%	5.79%	8.42	%(d)
Ratio of net investment income/(loss) to average net assets	0.35%	0.12%	(0.27	)%(d)
Portfolio turnover rate	3.12%	182.66%	0.00	%(c)(f)

(a)	Commencement of operations.

(b)	Amount is less than $0.005.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were contractually reduced and/or reimbursed. If such contractual fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(f)	Rate is less than 0.5%

See notes to financial statements.

FREE ENTERPRISE ACTION FUND
Notes to Financial Statements

1. Organization:

The Coventry Funds Trust (the “Trust”) was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company established as a Massachusetts business trust.

As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Free Enterprise Action Fund (the “Fund”), one of the series of the Trust.

The Free Enterprise Action Fund commenced operations on March 1, 2005.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles of the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:  Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing price on that exchange on the day of computation, or, if there have been no sales during such day, at the last sales price on any other exchange or trading system. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued on the basis of the mean between the last bid and ask quotes furnished by primary market markers for those securities. For NASDAQ/NMS traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price instead of the closing price. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The value of foreign securities may be affected significantly on a day that the New York Stock Exchange is closed and an investor is unable to purchase or redeem shares. Shares of investment companies are valued on the basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for the security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.

Accounting Pronouncements:  Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). The adoption of FIN 48 did not impact the Fund’s net assets or result of operations.

FREE ENTERPRISE ACTION FUND
Notes to Financial Statements, continued

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Securities Transactions and Related Income:  Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

Expenses:  Expenses that are directly related to the Fund are charged directly to the Fund, while general Trust expenses are allocated to the Fund and other series of the Trust based on their relative net assets or another appropriate method.

Distributions to Shareholders:  The Fund intends to declare and pay applicable dividends from net investment income and to make distributions of applicable net realized capital gains, if any, on an annual basis. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These ”book/tax” differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

Options:  The Fund may purchase put and call options on securities. The Fund also may write covered call options. This means that the Fund will only write a call option on a security which it already owns. Such options must be listed on recognized U.S. exchanges and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options generally will be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the purchaser the right to buy, and the writer the obligation to sell the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. A put option give the purchaser the right to sell, and the writer the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.

Transactions in written options for the period ended December 31, 2007 were as follows:

	Number of	Premiumd
	Contracts	Received

Options at December 31, 2006	400	25,400
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	(400)	(25,400)
Options exercised	—	—

Options outstanding at December 31, 2007	0	$0

FREE ENTERPRISE ACTION FUND
Notes to Financial Statements, continued

Federal Income Taxes: It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2007, was as follows:

Ordinary	Net Long-Term	Total Taxable	Total Return	Total
Income	Capital Gains	Distributions	of Capital	Distributions Paid

$39,725	$—	$39,725	$77	$39,802

In accordance with GAAP, the Fund had made reclassifications among or within its capital account. The reclassification is intended to adjust the components of the Fund’s net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or the net asset value of the Fund. As of December 31, 2007, the Fund made reclassifications to increase or (decrease) the components of the net assets detailed below:

Distributed In
Excess of Net	Accumulated Realized
Investment Income	Gain/(Loss)	Capital

$77	$—	$(77)

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2006, was as follows:

Ordinary	Net Long-Term	Total Taxable	Total Return	Total
Income	Capital Gains	Distributions	of Capital	Distributions Paid

$6,980	$—	$6,980	$217	$7,197

As of December 31, 2007, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated	Unrealized	Total
Undistributed	Long-Term	Distributions	Capital and	Appreciation/	Accumulated
Ordinary Income	Capital Gains	Payable	Other Losses	(Depreciation)	Earnings*

$—	$—	$—	$(41,665)	$1,130,917	$1,089,252

*	The difference between the book-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The Fund utilized $23,346 of net capital loss carryforward available to offset capital gains realized during the tax year ended December 31, 2007. As of the latest tax year end of December 31, 2007, the Fund had net capital loss carryforwards in the amount of $41,665, which will expire in 2014. These capital loss carryforwards can be used to offset future net capital gains, if any, to the extent provided by Treasury regulations.

3. Purchases and Sales of Securities:

The aggregate purchases and sales of portfolio securities (excluding short-term securities) for the period ended December 31, 2007, were as follows:

Purchases	Sales

$2,982,956	$337,241

FREE ENTERPRISE ACTION FUND
Notes to Financial Statements, continued

4. Related Party Transactions:

Action Fund Management, LLC (“AFM” or the “Adviser”) provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, the Adviser is entitled to receive a fee computed daily and paid monthly at the annual rate of 1.25% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the Fund through April 30, 2008 to the extent that expenses exceed 1.75% of the average daily net assets of the Fund. Under the terms of this agreement, the Adviser may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed three years from the month in which they were taken. Such reimbursement shall be made monthly, but only if the operating expenses of the Fund are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of the year ended December 31, 2007, the reimbursement that may potentially be made by the Fund is as follows:

Expires 2008	Expires 2009	Expires 2010

$230,343	$239,564	$154,750

Thinkorswim Advisors, Inc. (“TOS” or the “Sub-adviser”) serves as the investment Sub-adviser to the Fund pursuant to an Investment Subadvisory Agreement entered into between the Sub-adviser and the Adviser. The Sub-adviser assists the Adviser in making day-to-day investment decisions for the Fund, subject to the general supervision of the Adviser, the Fund’s Board of Trustees and in accordance with the investment objectives, policies and restrictions of the Fund. The Sub-adviser conducts all research relating to potential options positions for the Fund, makes recommendations to the Adviser and assists the Adviser in making investment decisions with respect to all options trading. As of May 5, 2007, TOS was no longer the sub-advisor.

Citi Fund Services Ohio, Inc. (“CFSO”), formerly BISYS Fund Services Ohio, Inc. with which certain officers and trustees (with the exception of the Chief Compliance Officer) of the Trust are affiliated, serves the Trust as Fund Accountant, Administrator and Transfer Agent. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the Fund Accounting Agreement, CFSO receives a fee from the Trust based upon a tiered fee structure, subject to a minimum fee of $37,500 per annum, plus applicable reimbursement of certain expenses. Under the Administration Agreement, CFSO receives a fee from the Trust based upon a tiered fee structure, subject to a minimum fee of $45,000 per annum. Under the Transfer Agent Agreement, CFSO receives $17,000 per annum, plus applicable reimbursement of certain expenses.

CFSO also provides an employee to serve the Trust as Chief Compliance Officer for which CFSO receives compensation and reimbursement from the Trust for certain expenses as approved by the Trust’s Board of Trustees.

Foreside Distribution Services, L.P. (“Foreside”) serves as principal underwriter and distributor of the Fund’s shares. Foreside is not affiliated with Citi, CFSO or Action Fund Management, LLC, the Fund’s adviser. Prior to August 1, 2007, BISYS Fund Services Limited Partnership served as principal underwriter and distributor of the Fund’s shares.

FREE ENTERPRISE ACTION FUND
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the Free Enterprise Action Fund of the Coventry Funds Trust (the “Trust”)

We have audited the accompanying statement of assets and liabilities of the Free Enterprise Action Fund (the “Fund”), including the schedule of portfolio investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years, and the financial highlights for each of the periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Free Enterprise Action Fund of the Coventry Funds Trust at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods in the period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
February 21, 2008

FREE ENTERPRISE ACTION FUND
Supplemental Information (unaudited)
December 31, 2007

FREE ENTERPRISE ACTION FUND MANAGEMENT

The Trustees and Officers of the Fund, their date of birth, the position they hold with the Fund, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge and upon request, by calling 1-877-942-8434.

Trustees and Officers of the Trust

				Number of
				Portfolios
				in Fund
		Term of Office	Principal	Complex
	Position(s)	and Length of	Occupation(s)	Overseen by	Other Trusteeships
Name and Date of Birth	Held with Trust	Time Served	During Past 5 Years	Trustee	Held by Trustee*
Non-Interested Trustees
James H. Woodward Date of Birth: 11/24/1939	Trustee	Indefinite; 4/97 to present	Chancellor, Emeritus, University of North Carolina at Charlotte — 7/05 to present; Chancellor, University of North Carolina at Charlotte — 7/89 to 7/05	2	The Coventry Group
Michael Van Buskirk Date of Birth: 2/22/1947	Trustee and Chairman of the Board	Indefinite; 4/97 to present	Chief Executive Officer, Ohio Bankers Assoc. (industry trade association) — 5/91 to present	2	The Coventry Group
Maurice Stark Date of Birth: 9/23/1935	Trustee	Indefinite; 3/04 to present	Consultant, (part-time) Battelle Memorial Institute — 1/95 to present	2	The Coventry Group
Diane E. Armstrong Date of Birth: 7/12/1967	Trustee	Indefinite; 2/06 to present	Principal of King Dodson Armstrong Financial Advisors, Inc. — 8/03 to present; Director of Financial Planning, Hamilton Capital Management — 4/00 to 8/03	2	The Coventry Group
Walter B. Grimm Date of Birth: 6/30/1945	Trustee	Indefinite; 4/97 to present	Co-Owner, Leigh Investments, Inc. (Real Estate) — 1/06 to present; Employee of BISYS Fund Services — 6/92 to 9/05	2	American Performance Funds, The Coventry Group, Legacy Funds Group, Performance Funds Trust, United American Cash Reserves

*	Not reflected in prior column.

FREE ENTERPRISE ACTION FUND
Supplemental Information (unaudited)
December 31, 2007

Executive Officers

		Term of Office	Principal
Name, Address, and	Position(s) Held	and Length of	Occupation(s)
Date of Birth	with Trust	Time Served	During Past 5 Years
David Bunstine 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 7/30/1965	President	Indefinite; 8/07 to present	Employee of Citi Fund Services (f/k/a BISYS Fund Services) 1987 to present).
Eric Phipps 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 6/20/71	Anti-Money Laundering Officer and Chief Compliance Officer	Indefinite; 9/06 to present	Employee of Citi Fund Services (f/k/a BISYS Fund Services) 2006 to present; 2004 — 2006 employee of the United States Security and Exchange Commission;
1995 — 2004 employee for BISYS as Director in Compliance Services.
Curtis Barnes 100 Summer Street Boston, MA 02110 Date of Birth: 9/24/1953	Secretary	Indefinite; 5/07 to present	Employee of Citi Fund Services (f/k/a BISYS Fund Services) 1995 to present.
Robert W. Silva 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 8/15/66	Treasurer	Indefinite/2008 to present	Senior Vice President, Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.) (fund administrator), September, 2007 to present; Employee, Citizens Advisers, Inc., May, 2002 to August, 2007

The officers of the Trust are interested person (as defined in the 1940 Act) and receive no compensation directly from the Fund for performing the duties of their offices.

The Statement of Additional Information contains more information about the Funds and can be obtained free of charge by calling 1-800-766-3960.

Additional Tax Information

For the taxable year ended December 31, 2007, the following percentage of income dividends paid by the Fund qualify for the dividends received deduction available to corporations:

Percentage

Free Enterprise Action Fund	100%

For the fiscal year ended 2007, the Free Enterprise Action Fund paid qualified dividend income of $39,725.

FREE ENTERPRISE ACTION FUND
Supplemental Information (unaudited)
December 31, 2007

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 through December 31, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Beginning	Ending	Expense Paid	Expense Ratio
Account Value	Account Value	During Period*	During Period**
7/1/07	12/31/07	7/1/07-12/31/07	7/1/07-12/31/07

$1,000.00	$982.30	$8.74	1.75%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only,and will not help you determine the relative total costs of owning different funds.

Beginning	Ending	Expense Paid	Expense Ratio
Account Value	Account Value	During Period*	During Period**
7/1/07	12/31/07	7/1/07-12/31/07	7/1/07-12/31/07

$1,000.00	$1,016.38	$8.89	1.75%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Absent waiver of fees and/or reimbursement of expenses during the period, expenses would have been higher and ending account values would have been lower.

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Item 2. Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is Maurice G. Stark, who is “independent” for purposes of this Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees.
For the fiscal years ended December 31, 2007 and December 31, 2006, Audit Fees for the Funds totaled approximately $15,400 and $14,200, respectively, including fees associated with the annual audit and filings of the Trust’s Form N-1A.
(b) Audit-Related Fees.
For the fiscal years ended December 31, 2007 and December 31, 2006, Audit-Related Fees for the Funds totaled approximately $0 and $0, respectively.
(c) Tax Fees.
For the fiscal years ended December 31, 2007 and December 31, 2006, Tax Fees for the Funds including tax compliance, tax advice and tax planning, totaled approximately $2,300 and $2,500, respectively.
(d) All Other Fees
For the fiscal years ended December 31, 2007 and December 31, 2006, Other Fees billed to the Funds totaled approximately $0 and $0, respectively.
(e)(1) Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.
2) None of the services summarized in (a)-(d), above, were approved by the Audit Committee pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) For the fiscal years ended December 31, 2007, and December 31, 2006, Non-Audit Fees billed to the Funds for services provided to the Funds and any of the Fund’s investment advisers and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds for each of the last two fiscal years of the Funds, totaled approximately $0 and $2,500, respectively.
(h) The Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant has formalized its policies and process by which shareholders may recommend nominees (“Nominee”) to the Board of Trustees (“Board”) in a set of written procedures. The Board has designated a Nominating Committee (“Committee”), composed entirely of Independent Trustees for the purpose of selecting and evaluating each Nominee’s qualifications, including each Nominee’s independence from the Registrant’s investment advisers and other principal service providers. The Committee has adopted a written charter that sets forth the policies and procedures of the Committee. As part of these policies and procedures, the Committee may consider suggestions for Trustee candidates from the investment adviser and other service providers of the Registrant. In addition, a shareholder of a series of the Registrant may submit Nominees for the Committee to consider. The shareholder must submit any such nomination in writing to the Trust, to the attention of the Secretary. In order for the Committee to consider shareholder submissions, certain requirements as set forth in the charter generally must be satisfied regarding the Nominee. Further, in order for the Committee to consider shareholder submissions, certain requirements as set forth in the charter must be satisfied regarding the shareholder or shareholder group submitting the proposed Nominee.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Coventry Funds Trust

By (Signature and Title)	/s/ Robert Silva

Robert Silva, Treasurer

Date	March 10, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Bunstine

David Bunstine, President

Date	March 10, 2008

By (Signature and Title)	/s/ Robert Silva

Robert Silva, Treasurer

Date	March 10, 2008